Supplementary insurance information	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary insurance information
Schedule III
Supplementary insurance information

Column A	Column B	Column C	Column D	Column E	Column F
Segment Amounts in EUR million	Deferred policy acquisition costs	Future policy benefits	Unearned premiums	Other policy claims and benefits	Premium revenue
2020
Americas	7,181	174,167	5,897	1,858	8,326
The Netherlands	136	70,915	50	1,026	1,994
United Kingdom	789	95,788	20	5	4,858
International	289	9,245	150	112	919
Holding and other activities	-	-	-	-	1
Eliminations 1)	-	(1,488)	-	-	-
Total	8,395	348,627	6,117	3,001	16,099

2019
Americas	8,589	179,972	5,770	2,117	8,515
The Netherlands	360	67,382	56	944	2,123
United Kingdom	878	94,570	18	5	6,309
International	536	10,023	156	122	1,188
Holding and other activities	-	16	1	-	3
Eliminations 1)	-	(1,655)	-	-	-
Total	10,363	350,307	6,002	3,188	18,138

2018
Americas	8,814	166,054	5,125	2,100	8,403
The Netherlands	66	60,046	62	934	1,987
United Kingdom	859	76,255	16	5	7,539
International	744	10,169	136	118	1,385
Holding and other activities	-	12	2	-	2
Eliminations 1)	-	(1,648)	-	-	-
Total	10,483	310,889	5,341	3,158	19,316

1
Comparative figures have been reclassified. The intercompany eliminations have been removed from the individual reporting units and included in a separate line as ‘Eliminations’. This reclassification is not considered material as there is no effect on consolidated group figures.

The numbers included in Schedule III are based on IFRS and excludes the proportionate share in Aegon’s joint ventures and Aegon’s associates.

Deferred policy acquisition costs also include deferred costs of reinsurance.

Column A	Column G	Column H	Column I	Column J	Column K
Segment Amounts in EUR million	Net investment income	Benefits, claims and losses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written
2020
Americas	2,984	7,171	547	3,127	5,930
The Netherlands	2,083	3,244	-	837	1,931
United Kingdom	1,795	6,278	102	529	4,670
International	307	810	105	350	860
Asset Management	-	-	-	382	-
Holding and other activities	4	7	-	185	5
Eliminations 1)	(24)	(5)	-	(180)	-
Total	7,149	17,505	753	5,230	13,396

2019
Americas	3,166	8,484	583	3,181	6,360
The Netherlands	2,224	3,416	3	880	2,090
United Kingdom	1,830	7,722	100	607	6,120
International	325	834	68	376	1,122
Asset Management	-	-	-	388	-
Holding and other activities	-	5	-	153	12
Eliminations 1)	(15)	(3)	-	(187)	-
Total	7,531	20,459	754	5,399	15,704

2018
Americas	3,121	7,767	722	3,219	6,069
The Netherlands	2,265	3,547	20	792	1,960
United Kingdom	1,346	9,221	101	604	7,299
International	301	795	71	404	1,315
Asset Management	-	-	-	371	-
Holding and other activities	6	6	-	127	10
Eliminations 1)	(4)	(5)	-	(206)	-
Total	7,035	21,331	913	5,311	16,653

1
Comparative figures have been reclassified. The intercompany eliminations have been removed from the individual reporting units and included in a separate line as ‘Eliminations’. This reclassification is not considered material as there is no effect on consolidated group figures.